UAM FUNDS
                SIRACH FIXED INCOME PORTFOLIO
            SIRACH SHORT-TERM RESERVES PORTFOLIO
                 INSTITUTIONAL CLASS SHARES

               Supplement dated December 7, 1997
to the Prospectus dated January 3, 1997 as supplemented June 16, 1997



The Sirach Fixed Income and Sirach Short-Term Reserves Portfolios have been liquidated and, therefore, are no longer offered for sale.

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                          UAM FUNDS
                SIRACH FIXED INCOME PORTFOLIO
            SIRACH SHORT-TERM RESERVES PORTFOLIO
                 INSTITUTIONAL CLASS SHARES

              Supplement dated December 7, 1997
to the Statement of Additional Information dated January 3, 1997 as supplemented June 20, 1997 and July 25, 1997



The Sirach Fixed Income and Sirach Short-Term Reserves Portfolios have been liquidated and, therefore, are no longer offered for sale.